Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of anti-dilutive common shares outstanding
Antidilutive securities	2,721,058	50,256,896
Series A Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities		160,000
Series B Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		18,080,050
Series C Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		13,560,038
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		194,560
Series E Preferred Stock Financing [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		5,119,460
Series F Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,047,319
Series G Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities
Series H Preferred Stock
Summary of anti-dilutive common shares outstanding
Antidilutive securities		2,345,548
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		1,135,647
Warrant [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	681,200	8,614,274
Convertible Debenture [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	2,039,858